Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill impairment loss							$ 3,000,000
Intangible assets	$ 1,910,072	$ 7,813,103	$ 1,960,072			$ 1,960,072	1,910,072
Useful life	3 years					3 years
Capitalized software costs							11,500
Employment agreement, description						Mr. MacRae’s compensation package includes a $50,000 signing bonus and an annual base salary of $125,000. We have attributed the $50,000 signing bonus to the cost of the contracts acquired and are amortizing that cost over the estimated six-month economic life of the contracts.
Amortization expense of intangible assets		159,173	159,173			$ 686,691	477,518
License
Intangible assets		1,726,965	1,726,965			1,726,965	1,726,965
Computer Software, Intangible Asset
Capitalized software costs						113,020
Customer Contracts
Intangible assets		$ 233,107	$ 233,107			$ 233,107	$ 183,107
Forecast
Amortization expense of intangible assets				$ 159,000	$ 637,000